Income tax income / (expense) (Details Narrative) - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Deferred tax assets not recognized	€ 153,836,000	€ 126,283,000
Tax losses	€ 628,300,000	529,500,000
United Kingdom [member]
IfrsStatementLineItems [Line Items]
Tax rate	19.00%
United Kingdom [member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Tax rate	25.00%
France [member]
IfrsStatementLineItems [Line Items]
Tax rate	26.50%
France [member] | Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Tax rate	25.00%
Parent [member]
IfrsStatementLineItems [Line Items]
Tax losses	€ 234,900,000	192,000,000.0
Valneva Austria GmbH [member]
IfrsStatementLineItems [Line Items]
Tax losses	380,000,000.0	321,100,000
Valneva USA, Inc. [member]
IfrsStatementLineItems [Line Items]
Tax losses	0	400,000
Valneva Scotland, Ltd. [member]
IfrsStatementLineItems [Line Items]
Tax losses	800,000	3,100,000
Valneva Sweden AB [member]
IfrsStatementLineItems [Line Items]
Tax losses	€ 12,600,000	€ 12,900,000